Severance Indemnities And Pension Plans (Fair Value Of Plan Assets Other Post Retirement Plan Investments) (Detail) (Foreign Offices And Subsidiaries, Other Benefits [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 18,185		¥ 13,370		¥ 14,043
Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	8,901		7,491
Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	9,284		5,879
Other Debt Securities [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	3,619
Other Debt Securities [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	3,619
Other Investment Funds [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	8,901	[1]	13,370	[1]
Other Investment Funds [Member] | Level 1 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	8,901	[1]	7,491	[1]
Other Investment Funds [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets			5,879	[1]
Other Investments [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	5,665
Other Investments [Member] | Level 2 [Member]
Foreign offices and subsidiaries, other post retirement plan investments:
Fair value of plan assets	¥ 5,665

[1]	Other investment funds mainly consist of mutual funds and common collective funds.